NOTE 14 ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Inputs [Table Text Block]
The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of December 31, 2012.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.4%

Schedule of Change in Asset Retirement Obligation [Table Text Block]

Asset Retirement Obligation
Estimated asset retirement obligation at time of acquisition (7/1/11)	$171,618
Accretion Expense	243
Revisions to asset retirement obligation	(166,714)
Asset retirement obligation at 12/31/11	$5,147
Accretion Expense	513
Revisions to asset retirement obligation	(76)
Asset retirement obligation at 12/31/12	$5,584